Offsets	May 14, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Sempra
Form or Filing Type	S-3
File Number	333-272237
Initial Filing Date	May 26, 2023
Fee Offset Claimed	$ 361,498.97
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, without par value
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,361,195,101.25
Termination / Withdrawal Statement	Sempra previously registered (i) shares of common stock, without par value, having an aggregate gross sales price of up to $3,000,000,000, pursuant to a prospectus supplement dated November 6, 2024 (the "Prior ATM Prospectus Supplement") and the accompanying prospectus dated May 26, 2023 that formed a part of a registration statement on Form S-3 (Registration No. 333-272237) and (ii) 3,000,000 shares of common stock, without par value, (as adjusted for the two-for-one stock split of the registrant's common stock in the form of a 100% stock dividend distributed to shareholders on August 21, 2023) in connection with Sempra's direct stock purchase plan pursuant to a prospectus supplement dated May 26, 2023 (the "Prior DSPP Prospectus Supplement" and together with the Prior ATM Prospectus Supplement, the "Prior Prospectus Supplements") and the accompanying prospectus dated May 26, 2023 that formed a part of a registration statement on Form S-3 (Registration No. 333-272237). The offerings under the Prior Prospectus Supplements have terminated. As of the date of this registration statement, shares of common stock having an aggregate gross sales price of up to $2,584,408,803 registered pursuant to the Prior ATM Prospectus Supplement remain available for offer and sale. The registration fee for the shares of common stock registered pursuant to the Prior ATM Prospectus Supplement totaled $459,300.00, of which $361,498.97 (calculated at the filing fee rate in effect at the time of the filing of the Prior ATM Prospectus Supplement) was contemporaneously paid with the filing of the Prior ATM Prospectus Supplement and relates to unsold shares of common stock having an aggregate gross sales price of up to $2,361,195,101.25 and therefore is available to offset registration fees payable pursuant to this registration statement. Additionally, as of the date of this registration statement, at least 2,125,035 shares of common stock registered pursuant to the Prior DSPP Prospectus Supplement remain available for offer and sale. The registration fee for the 3,000,000 shares of common stock registered pursuant to the Prior DSPP Prospectus Supplement totaled $24,360.27, of which $14,543.37 (calculated at the filing fee rate in effect at the time of the filing of the Prior DSPP Prospectus Supplement) was contemporaneously paid with the filing of the Prior DSPP Prospectus Supplement and relates to unsold shares of common stock and therefore is available to offset registration fees payable pursuant to this registration statement. Sempra hereby uses the available previously paid but unused registration fees associated with the Prior Prospectus Supplements in the amount of $376,042.34 to fully offset the total registration fee due under this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Sempra
Form or Filing Type	S-3
File Number	333-272237
Initial Filing Date	May 26, 2023
Fee Offset Claimed	$ 14,543.37
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, without par value
Unsold Securities Associated with Fee Offset Claimed | shares	1,791,036
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 131,972,487.66
Termination / Withdrawal Statement	See Note 1.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sempra
Form or Filing Type	S-3
File Number	333-272237
Filing Date	Nov. 06, 2024
Fee Paid with Fee Offset Source	$ 361,498.97
Offset Note	See Note 1.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sempra
Form or Filing Type	S-3
File Number	333-272237
Filing Date	May 26, 2023
Fee Paid with Fee Offset Source	$ 14,543.37
Offset Note	See Note 1.